                                            Filed Pursuant to Rule 497(e)
                                            Registration File No.: 2-66269
                                                                   33-87472
                                                                   33-56851
                                                                   33-61511
                                                                   33-44782
                                                                   2-70423
                                                                   33-44782
                                                                   333-16177
                                                                   333-30765
                                                                   33-56239
                                                                   33-59004
                                                                   33-50907
                                                                   33-48189
                                                                   33-87472
                                                                   333-00437
                                                                   33-53955
                                                                   2-70421
                                                                   33-35541
                                                                   333-06935
                                                                   333-29721
                                                                   33-23669
                                                                   2-86966
                                                                   33-18983
                                                                   33-14629
                                                                   33-26375
                                                                   2-85148
                                                                   33-59188
                                                                   33-45450
                                                                   333-02419
                                                                   33-55218
                                                                   33-46515
                                                                   33-63685
                                                                   33-48765
                                                                   33-81012

          SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

DEAN WITTER AMERICAN VALUE FUND Dated July 28, 1997
DEAN WITTER BALANCED GROWTH FUND Dated July 28, 1997
DEAN WITTER BALANCED INCOME FUND Dated July 28, 1997
DEAN WITTER CAPITAL APPRECIATION FUND Dated July 28, 1997
DEAN WITTER CONVERTIBLE SECURITIES TRUST Dated November 26, 1997
DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST Dated November 26, 1997
DEAN WITTER DIVERSIFIED INCOME TRUST Dated July 28, 1997
DEAN WITTER DIVIDEND GROWTH SECURITIES INC. Dated July 28, 1997
DEAN WITTER EUROPEAN GROWTH FUND INC. Dated July 28, 1997
DEAN WITTER FINANCIAL SERVICES TRUST Dated July 28, 1997
DEAN WITTER FUND OF FUNDS Dated October 3, 1997
DEAN WITTER GLOBAL ASSET ALLOCATION FUND Dated July 28, 1997
DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES Dated July 28, 1997
DEAN WITTER GLOBAL UTILITIES FUND Dated July 28, 1997
DEAN WITTER HEALTH SCIENCES TRUST Dated September 29, 1997
DEAN WITTER HIGH YIELD SECURITIES INC. Dated October 31, 1997
DEAN WITTER INCOME BUILDER FUND Dated November 26, 1997
DEAN WITTER INFORMATION FUND Dated July 28, 1997
DEAN WITTER INTERMEDIATE INCOME SECURITIES Dated October 28, 1997
DEAN WITTER INTERNATIONAL SMALLCAP FUND Dated December 1, 1997
DEAN WITTER JAPAN FUND Dated July 28, 1997
DEAN WITTER MARKET LEADER TRUST Dated October 28, 1997
DEAN WITTER MID-CAP GROWTH FUND Dated July 28, 1997
DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. Dated July 28, 1997 DEAN WITTER PACIFIC GROWTH FUND INC. Dated July 28, 1997
DEAN WITTER SPECIAL VALUE FUND Dated September 30, 1997
DEAN WITTER S&P 500 INDEX FUND Dated August 6, 1997
DEAN WITTER STRATEGIST FUND Dated September 26, 1997
DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST Dated July 28, 1997
DEAN WITTER UTILITIES FUND Dated July 28, 1997
DEAN WITTER VALUE-ADDED MARKET SERIES Dated July 28, 1997
DEAN WITTER WORLD WIDE INCOME TRUST Dated July 28, 1997
DEAN WITTER WORLD WIDE INVESTMENT TRUST Dated July 28, 1997
TCW/DW BALANCED FUND Dated November 17, 1997
TCW/DW CORE EQUITY TRUST Dated July 28, 1997
TCW/DW GLOBAL TELECOM TRUST Dated July 28, 1997
TCW/DW INCOME AND GROWTH FUND Dated July 28, 1997
TCW/DW LATIN AMERICAN GROWTH FUND Dated July 28, 1997
TCW/DW MID-CAP EQUITY TRUST Dated July 28, 1997
TCW/DW SMALL CAP GROWTH FUND Dated July 28, 1997
TCW/DW TOTAL RETURN TRUST Dated September 30, 1997

   The Directors/Trustees of each investment company named above have approved various matters pertaining to certain retirement plans, including the terms of the contingent deferred sales charge applicable to redemptions by such plans.

   The first reference in each of the above Statements of Additional Information ("SAIs") to "401(k) plans or other employer-sponsored plans qualified under Section 401(a) of the Internal Revenue Code for which Dean Witter Trust Company or Dean Witter Trust FSB serves as Trustee or the 401(k) Support Services Group of Dean Witter Reynolds Inc. ("DWR") serves as recordkeeper" [SAIs dated July 28, 1997] or "401(k) plans or other employer-sponsored plans qualified under Section 401(a) of the Internal Revenue Code for which Dean Witter Trust FSB serves as Trustee or the 401(k) Support Services Group of DWR serves as recordkeeper" [SAIs dated after July 28, 1997] is hereby changed to "employer-sponsored 401(k) and other plans qualified under Section 401(a) of the Internal Revenue Code

("Qualified Retirement Plans") for which Dean Witter Trust FSB ("DWT") serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement." All subsequent references to such plans in each of the above SAIs are hereby changed to "Qualified Retirement Plans for which DWT serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement."

   The disclosure in the section of each of the above SAIs entitled "The Distributor--Plan of Distribution" pertaining to the compensation paid by DWR to its account executives with respect to Class B shares is hereby modified to reflect the following:

      In the case of Class B shares of the Fund purchased by Qualified Retirement Plans for which DWT serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, the gross sales credit of 3.0% of the amount sold presently paid by DWR to its account executives for shares purchased by such plans whose accounts were opened on or after July 28, 1997 shall now also apply to shares purchased on or after July 28, 1997 by such plans whose accounts were opened before July 28, 1997.

   The disclosure in the section of each of the above SAIs entitled "Purchase of Fund Shares" pertaining to the Contingent Deferred Sales Charge ("CDSC") is hereby modified to reflect the following:

      In the case of Class B shares of the Fund held by Qualified Retirement Plans for which DWT serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, the three-year CDSC presently applicable only to redemptions of shares held by such plans whose accounts were opened on or after July 28, 1997 shall now also apply to redemptions of shares purchased on or after July 28, 1997 by such plans whose accounts were opened before July 28, 1997.

December 31, 1997